DESCRIPTION OF PLAN - Vesting (Details) - Needham Bank 401(k) Plan	12 Months Ended
Dec. 31, 2025
PLAN TERMINATION
Matching contribution, vesting percentage	100.00%
Matching contribution, vesting period	3 years